Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended		156 Months Ended	222 Months Ended
		Feb. 28, 2026	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%	14.82%		14.89%	10.65%
Bloomberg US 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US 1000 Value Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			16.53%	12.66%	11.07%		11.54%	8.09%
Bloomberg US 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US 2000 Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.06%	6.65%	10.00%			8.21%
Bloomberg US 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US 2000 Value Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.96%	10.22%	9.91%			7.95%
Bloomberg US 2500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US 2500 Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			10.84%	7.12%	10.28%	10.28%
Bloomberg US 2500 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US 2500 Value Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			10.88%	10.61%	9.58%	9.58%
Huber Select Large Cap Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		8.99%	14.18%	11.81%			8.28%
Performance Inception Date	[1]	Jun. 29, 2007
Huber Select Large Cap Value Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Average Annual Return, Percent	[1]		8.69%	13.98%	11.56%			7.98%
Huber Select Large Cap Value Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		5.54%	11.39%	9.79%			6.93%
Huber Select Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		9.33%	14.54%	12.17%			8.57%
Performance Inception Date		Oct. 25, 2011
Huber Small Cap Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return Before Taxes
Average Annual Return, Percent	[2]		3.28%	10.55%	8.11%			6.47%
Performance Inception Date	[2]	Jun. 29, 2007
Huber Small Cap Value Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return After Taxes on Distributions
Average Annual Return, Percent	[2]		3.02%	10.41%	7.97%			6.33%
Huber Small Cap Value Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		2.13%	8.38%	6.59%			5.38%
Huber Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return Before Taxes
Average Annual Return, Percent	[2]		3.63%	10.82%	8.36%			6.72%
Performance Inception Date		Oct. 25, 2011
Huber Large Cap Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.58%	12.31%	10.21%		9.76%
Performance Inception Date		Dec. 31, 2012
Huber Large Cap Value Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.30%	11.98%	9.86%		9.14%
Huber Large Cap Value Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.47%	9.79%	8.34%		7.89%
Huber Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.87%	12.57%	10.43%		10.04%
Performance Inception Date		Dec. 31, 2012
Huber Mid Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.95%	9.80%	7.16%	7.16%
Performance Inception Date		Dec. 31, 2015
Huber Mid Cap Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.65%	9.67%	6.98%	6.98%
Performance Inception Date		Dec. 31, 2015
Huber Mid Cap Value Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.45%	9.36%	6.69%	6.69%
Huber Mid Cap Value Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.67%	7.62%	5.58%	5.58%

[1]	The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011. The Investor Class incepted on June 29, 2007, and the current Institutional Class incepted on October 25, 2011.  Performance shown prior to the inception of the current Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.

[2]	The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011. The Investor Class incepted on June 29, 2007, and the current Institutional Class incepted on October 25, 2011.  Performance shown prior to the inception of the current Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.